Share Capital (Flow-though share financing) (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Apr. 01, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Flow-though Share Financing [Line Items]
Proceeds from issuance of flow-through shares	$ 8.0		$ 7.5	$ 0.0
CDE and CEE [Member]
Flow-though Share Financing [Line Items]
Number of shares issued		1,132,169
Proceeds from issuance of flow-through shares		$ 7.5